Note 8 - Employee Benefit Plans (Details) - Components Of Net Periodic Benefit Cost To Be Recognized Over Next Fiscal Year (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Note 8 - Employee Benefit Plans (Details) - Components Of Net Periodic Benefit Cost To Be Recognized Over Next Fiscal Year [Line Items]
Amortization of net (gain)/loss	$ 3,103
Amortization of prior service cost	390
Other Benefits [Member]
Note 8 - Employee Benefit Plans (Details) - Components Of Net Periodic Benefit Cost To Be Recognized Over Next Fiscal Year [Line Items]
Amortization of net (gain)/loss	$ 25